LONG-TERM INVESTMENTS (Details) - USD ($) $ in Thousands		12 Months Ended
	Jun. 21, 2019	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2017	Dec. 31, 2015
LONG-TERM INVESTMENT
Share of income (loss) from equity method investment				$ 2,118
Investment In Maikailai Technologies Co. Ltd.
LONG-TERM INVESTMENT
Long-term investments		$ 56,383	$ 17,297
Equity Securities without Readily Determinable Fair Value, Impairment Loss, Cumulative Amount			0
Equity Securities without Readily Determinable Fair Value, Upward Price Adjustment, Annual Amount		38,834	13,450
Equity Securities without Readily Determinable Fair Value, Downward Price Adjustment, Annual Amount		0
Equity Securities, FV-NI, Unrealized Gain (Loss)		38,834	13,450	0
Equity Securities, FV-NI, Realized Gain (Loss)		0	0	0
Equity Securities, FV-NI, Gain (Loss)		38,834	13,450	0
Equity Securities, FV-NI		$ 0	$ 0	0
Demon
LONG-TERM INVESTMENT
Percentage of equity interest						30.00%
Total consideration						$ 2,100
Share of income (loss) from equity method investment				124
Wuhan Zall Internet Technology Co. Ltd.
LONG-TERM INVESTMENT
Share of income (loss) from equity method investment				$ 1,994
Percentage Of Equity Interest Transferred	30.00%
Proceeds from equity interest	$ 4,223
Maikailai
LONG-TERM INVESTMENT
Percentage of equity interest					10.53%
Total consideration					$ 2,950